Shareholders' equity - Treasury shares (Details) - TOTAL S.A. - shares	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Shareholders' equity
Treasury shares	41,429,820
Percentage of share capital	1.55%
Shares intended to be canceled	32,600,041
Shares definitively acquired during the period and intended to be canceled	18,576,360	9,820,488
Shares intended to be canceled, buyback not yet executed	4,203,193
TOTAL share grant plans for Group employees
Shareholders' equity
Shares allocated or intended to be allocated to share purchase option plans or share grant plans	8,760,020
New TOTAL share purchase option plans or new share grant plans
Shareholders' equity
Shares allocated or intended to be allocated to share purchase option plans or share grant plans	69,759